Share-Based Compensation	9 Months Ended
Sep. 30, 2020
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE-BASED COMPENSATION

NOTE 6: - SHARE-BASED COMPENSATION

a.	On June 11, 2020, the Company's Board of Directors ratified the grant of options to 23 employees to purchase an aggregate 141,400 ADS (5,656,000 Ordinary shares) at an exercise price of $7.28 – $8.076 per ADS. The options were originally approved pursuant to a delegation of authority granted by the Board of Directors to Company management in April 2018 to grant a pool of options with an exercise price of $7.98 and other terms approved by the Board of Directors at the time of delegation.

The total value of the grant was NIS 4,190 ($ 1,218)

On the same day, the Company's Board of Directors approved a grant to an advisor to purchase 72,000 ADS (2,880,000 Ordinary shares) at an exercise price of $18.06 per ADS in three tranches. The first tranche of 32,400 ADS's was vested on May 31,2020, the second tranche of 25,200 ADS was vested on September 30, 2020 and the third tranche of 14,400 ADS's will be vested on December 31, 2020. The options will expire four years from the commencement vesting date of each tranche.

The total value of the grant was NIS 2,783 ($ 809)

b.	The fair value of the Company's share options granted to employees, directors and service providers for the nine months ended September 2020 was estimated using the binominal option pricing model using the following assumptions:

Dividend yield (%)	-
Expected volatility of the share prices (%)	66
Risk-free interest rate (%)	0.7-0.8
Expected life of share options (years)	6-7
Share price (NIS)	(1) 7.05-18

c.	On September 2, 2020, the Company granted fully vested 5,000 RSU's representing 5,000 ADS's to a board member. The total value of the grant was NIS 196 (approximately $ 57).

d.	On September 2, 2020, the Company amended an option agreement with a board member dated as of May 28, 2019. The vesting date accelerated to September 2, 2020. The total value of the option acceleration was NIS 30 (approximately $ 9).